Bitwise COIN Option Income Strategy ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Number of
Contracts Notional Amount Value
Purchased Options – 9.6%
Calls – Exchange-Traded – 9.6%
Coinbase Global, Inc.
Expiration: 10/17/25; Exercise Price: $310.01
(a)
........................ 1,099 $ 34,070,099 $ 3,692,113
Expiration: 10/17/25; Exercise Price: $330.01
(a)
........................ 101 3,333,101 205,465
3,897,578
Total Purchased Options (Cost $2,042,695) ......................................................... 3,897,578
Shares
Money Market Funds – 2.7%
DWS Government Money Market Series Institutional, 4.10%
(b)
(Cost $1,099,023) ........................................................... 1,099,023 1,099,023
Total Investments – 12.3%
(Cost $3,141,718) ........................................................................... $ 4,996,601
Other Assets in Excess of Liabilities – 87.7% ........................................................ 35,484,548
Net Assets – 100.0% .......................................................................... $ 40,481,149
Number of
Contracts Notional Amount
Written Options – (4.7)%
Calls – Exchange-Traded – (2.9)%
Coinbase Global, Inc.
Expiration: 10/03/25; Exercise Price: $325.00 ......................... (200) $ (6,500,000) (300,000)
Expiration: 10/03/25; Exercise Price: $330.00 ......................... (265) (8,745,000) (310,050)
Expiration: 10/03/25; Exercise Price: $335.00 ......................... (200) (6,700,000) (174,000)
Expiration: 10/17/25; Exercise Price: $350.00 ......................... (116) (4,060,000) (133,632)
Expiration: 10/17/25; Exercise Price: $360.00 ......................... (159) (5,724,000) (137,694)
Expiration: 10/17/25; Exercise Price: $370.00 ......................... (159) (5,883,000) (103,668)
Expiration: 10/17/25; Exercise Price: $400.00 ......................... (101) (4,040,000) (30,300)
(1,189,344)
Puts – Exchange-Traded – (1.8)%
Coinbase Global, Inc.
Expiration: 10/17/25; Exercise Price: $310.01 ......................... (1,099) (34,070,099) (592,119)
Expiration: 10/17/25; Exercise Price: $330.01 ......................... (101) (3,333,101) (122,096)
(714,215)
Total Written Options (Premiums Received $2,538,734) ............................................... $ (1,903,559)
(a) Held in connection with Written Options.
(b) Rate shown reflects the 7-day yield as of September 30, 2025.

Bitwise COIN Option Income Strategy ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
Purchased Options ............................................................................... 9.6%
Money Market Funds ............................................................................. 2.7%
Total Investments ................................................................................ 12.3%
Other Assets in Excess of Liabilities .................................................................. 87.7%
Net Assets ..................................................................................... 100.0%